Supplement, dated March 1, 2006, to the Prospectuses, dated May 2, 2005, of
                     Seligman High-Yield Fund (the "Fund"),
           a series of Seligman High Income Fund Series (the "Series")

Effective immediately, the following information supersedes and replaces the information contained under the section entitled "Management -- Portfolio Management" on page 6 of the Prospectuses:

Mr. J. Eric Misenheimer, a Managing Director of Seligman, is head of Seligman's High-Yield Team; Portfolio Manager of the Fund; Vice President of Seligman High Income Fund Series (of which the Fund is a separate series); and Co-Portfolio Manager of Seligman Income and Growth Fund, Inc. Prior to joining Seligman, Mr. Misenheimer was Senior Vice President, Director of Taxable High Yield Fixed Income Investing for Northern Trust Global Investments and was, since July 1999, the management team leader for the Northern High Yield Fixed Income Fund.

Mr. Paul A. Langlois, a Senior Vice President, Investment Officer of Seligman, is Co-Portfolio Manager of the Fund and a member of Seligman's High-Yield Team. Mr. Langlois joined Seligman in March of 2002. Prior to then, Mr. Langlois was an analyst with Triton Partners since October 2000. Mr. Langlois provides assistance to Mr. Misenheimer in managing the Fund through his research and contributions to the investment decisions primarily in the consumer, paper/packaging and transportation sectors, among other sectors.

Mr. Henry P. Rose, a Senior Vice President, Investment Officer of Seligman, is Co-Portfolio Manager of the Fund and a member of the Seligman's High-Yield Team. Mr. Rose joined Seligman in May 2005. Prior to then, he was a Senior Credit Analyst with Northern Trust Global Investments from 2000 to 2005 where he concentrated on high-yield securities. Mr. Rose provides assistance to Mr. Misenheimer in managing the Fund through his research and contributions to the investment decisions primarily in the media, metals/mining and utility sectors, among other sectors.

The Series' Statement of Additional Information provides additional information about the compensation of the individuals named above (the "Portfolio Managers"), other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities of the Fund.

                        Supplement, dated March 1, 2006,
         to the Statement of Additional Information, dated May 2, 2005, of
                 Seligman High Income Fund Series (the "Fund"),
        on behalf of its Seligman High-Yield Fund (the "High-Yield Fund")

Capitalized terms used but not defined in this Supplement have the meanings given to such terms in the Statement of Additional Information, dated May 2, 2005 (the "SAI") of the Fund. The following changes are effective as of the date of this Supplement.

The following information supersedes and replaces the information contained under the caption "Portfolio Managers -- Other Accounts Managed By Portfolio Managers", which begins on page 23.

Other Accounts Managed by Portfolio Managers. The table below identifies, for each of the portfolio managers, Messrs. J. Eric Misenheimer, Paul A. Langlois and Henry P. Rose in respect of the High-Yield Fund and Mr. Christopher J. Mahony in respect of the U.S. Government Securities Fund, the number of accounts managed (other than the Series managed by its portfolio manager(s)) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. None of the accounts noted below has an advisory fee based on performance of the account.

--------------------------------------------------------------------------------------------------------------------------------
       Portfolio Manager              Registered Investment          Other Pooled Investment             Other Accounts
                                            Companies                       Vehicles
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
J. Eric Misenheimer**                1 Registered Investment           1 Pooled Investment           2 Other Accounts with
High-Yield Fund                            Company with                   Vehicle with               approximately $120,633
                                       approximately $91.5             approximately $18.9           in total assets under
                                     million in total assets         million in total assets              management.
                                        under management.               under management.

--------------------------------------------------------------------------------------------------------------------------------
Paul A. Langlois**                   0 Registered Investment           1 Pooled Investment            1 Other Account with
High-Yield Fund                             Companies.                    Vehicle with               approximately $65,000
                                                                       approximately $18.9           in total assets under
                                                                     million in total assets              management.
                                                                        under management.
--------------------------------------------------------------------------------------------------------------------------------
Henry P. Rose**                      0 Registered Investment           1 Pooled Investment           3 Other Accounts with
High-Yield Fund                             Companies.                    Vehicle with               approximately $513,000
                                                                       approximately $18.9           in total assets under
                                                                     million in total assets              management.
                                                                        under management.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Christopher J. Mahony                6 Registered Investment           2 Pooled Investment           38 Other Accounts with
U.S. Government                           Companies with                  Vehicles with               approximately $527.8
Securities Fund                        approximately $345             approximately $9.4        million in total assets under
                                     million in total assets         million in total assets              management.
                                        under management.               under management
                                      38 Other Accounts with
                                       approximately $527.8
                                   million in total assets under
                                           management.

--------------------------------------------------------------------------------------------------------------------------------

**    The value of the accounts is provided as of December 31, 2005.

The following information is added after the first paragraph under the caption entitled "Portfolio Managers -- Compensation/Material Conflicts of Interest -- Compensation" on page 24 of the SAI.

As compensation for their responsibilities, each of Mr. Langlois and Mr. Rose received a base salary and discretionary bonus for the year ended December 31, 2005.

The following information is added at the end of the section entitled "Portfolio Managers -- Securities Ownership" on page 25 of the SAI.

As of December 31, 2005, Mr. Langlois owned between $1 and $10,000 of the shares of the High-Yield Fund, and. Mr. Rose, who joined Seligman in May 2005, did not own shares of the High-Yield Fund.